Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129674
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,408	$ 10,390	$ 11,075	$ 11,619	$ 12,025	$ 12,597	$ 12,809	$ 12,800	$ 13,124	$ 12,504	$ 12,960	$ 12,910	$ 13,533	$ 14,176	$ 13,709	$ 13,688	$ 15,401	$ 16,409	$ 17,607	$ 18,840	$ 19,586	$ 19,175	$ 18,267	$ 17,024	$ 16,173	$ 16,711	$ 16,651	$ 17,031	$ 18,027	$ 18,181	$ 19,847	$ 20,555	$ 21,655	$ 22,326	$ 22,186	$ 22,425	$ 23,919	$ 25,036	$ 26,600	$ 27,605
C000129675
Account Value [Line Items]
Accumulated Value	10,000	10,409	10,374	11,050	11,594	11,990	12,553	12,756	12,737	13,051	12,423	12,866	12,806	13,426	14,056	13,573	13,552	15,242	16,222	17,400	18,602	19,321	18,902	17,995	16,764	15,910	16,442	16,366	16,729	17,690	17,842	19,453	20,139	21,199	21,849	21,706	21,915	23,358	24,444	25,946	26,905
C000169048
Account Value [Line Items]
Accumulated Value	500,000	520,390	519,504	553,727	581,851	601,677	630,723	641,349	641,349	658,039	626,567	650,006	647,488	679,208	711,935	688,514	687,987	774,381	825,480	886,140	948,582	986,048	965,958	920,602	858,590	815,745	843,368	840,566	860,323	911,212	919,594	1,003,924	1,040,375	1,096,594	1,131,191	1,124,357	1,136,447	1,212,804	1,270,072	1,349,828	1,401,486
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	522,241	534,647	575,993	588,456	606,127	653,724	669,441	677,086	728,858	689,853	703,243	693,987	738,405	796,715	751,784	773,543	896,730	948,279	1,017,369	1,113,218	1,193,037	1,198,049	1,142,441	1,072,208	1,034,579	1,068,629	1,050,213	1,094,023	1,187,255	1,203,368	1,350,596	1,395,788	1,497,655	1,618,354	1,587,401	1,578,892	1,734,883	1,838,256	1,857,519	2,043,802
S&P Target Date 2045 Index
Account Value [Line Items]
Accumulated Value	10,000	10,384	10,416	11,091	11,492	11,817	12,555	12,743	12,823	13,278	12,562	12,897	12,712	13,255	14,124	13,339	13,285	14,897	15,838	16,935	18,310	18,969	18,669	18,151	17,204	16,325	16,902	17,021	17,328	18,344	18,515	20,165	20,839	22,084	22,687	22,661	23,200	24,964	26,174	27,741	29,304
S&P Target Date 2045 Index
Account Value [Line Items]
Accumulated Value	10,000	10,384	10,416	11,091	11,492	11,817	12,555	12,743	12,823	13,278	12,562	12,897	12,712	13,255	14,124	13,339	13,285	14,897	15,838	16,935	18,310	18,969	18,669	18,151	17,204	16,325	16,902	17,021	17,328	18,344	18,515	20,165	20,839	22,084	22,687	22,661	23,200	24,964	26,174	27,741	29,304
S&P Target Date 2045 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 519,194	$ 520,819	$ 554,538	$ 574,595	$ 590,830	$ 627,752	$ 637,139	$ 641,131	$ 663,905	$ 628,104	$ 644,836	$ 635,603	$ 662,753	$ 706,201	$ 666,958	$ 664,231	$ 744,842	$ 791,908	$ 846,726	$ 915,486	$ 948,467	$ 933,463	$ 907,562	$ 860,201	$ 816,257	$ 845,104	$ 851,027	$ 866,414	$ 917,179	$ 925,731	$ 1,008,240	$ 1,041,948	$ 1,104,199	$ 1,134,374	$ 1,133,068	$ 1,159,994	$ 1,248,187	$ 1,308,695	$ 1,387,058	$ 1,465,205